BIOLOGICAL ASSETS - Disclosure of detailed information about changes in carrying value of biological assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Disclosure of reconciliation of changes in biological assets [line items]
Current biological assets at beginning of period	$ 12,122	$ 5,394
Acquisition through business combination (Note 27)	183
Unrealized gain on change in fair value of biological assets	40,001	31,726
Production costs capitalized	48,502	34,218
Transfer to inventory upon harvest	(82,840)	(59,216)
Current biological assets at end of period	17,968	12,122
CAPITALIZED COST
Disclosure of reconciliation of changes in biological assets [line items]
Current biological assets at beginning of period	5,765	4,779
Acquisition through business combination (Note 27)	37
Unrealized gain on change in fair value of biological assets	0	0
Production costs capitalized	48,502	34,218
Transfer to inventory upon harvest	(45,551)	(33,232)
Current biological assets at end of period	8,753	5,765
BIOLOGICAL ASSET FAIR VALUE ADJUSTMENT
Disclosure of reconciliation of changes in biological assets [line items]
Current biological assets at beginning of period	6,357	615
Acquisition through business combination (Note 27)	146
Unrealized gain on change in fair value of biological assets	40,001	31,726
Production costs capitalized	0	0
Transfer to inventory upon harvest	(37,289)	(25,984)
Current biological assets at end of period	$ 9,215	$ 6,357